Income Taxes - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended	1 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009	Mar. 31, 2011 JPY (¥)	Mar. 31, 2011 Thailand	Sep. 30, 2010 The Philippines	Sep. 30, 2009 The Philippines	Sep. 30, 2007 The Philippines	Apr. 30, 2007 The Philippines	Oct. 31, 2003 The Philippines	Mar. 31, 2011 Operating loss carryforwards with no expiration date USD ($)	Mar. 31, 2011 Operating loss carryforwards with no expiration date JPY (¥)
Income Taxes [Line Items]
Statutory income tax rate	41.00%	41.00%	41.00%
Effective income tax rate	23.30%	23.30%	26.40%
Income tax incentives and privileges, exemption period					for a period of five to eight years	extended for one year	extended for one year	extended for two years	for four years. This income tax holiday will be extended more for two years.	four years
Operating loss carryforwards	$ 206,999			¥ 17,212,000							$ 56,993	¥ 4,739,000
Operating loss carryforwards, expiration period	expire at various dates primarily up to 7 years
Undistributed earnings of foreign subsidiaries	1,650,403			137,231,000
Undistributed earnings of foreign subsidiaries, future estimated additional deferred tax liability	141,022			11,726,000
Unrecognized tax benefits that, if recognized, would reduce the effective tax rate	110,631			9,199,000
Unrecognized tax benefit, total gross accrued interest and penalty	$ 4,762	¥ 211,000		¥ 396,000